Shareholders' equity	12 Months Ended
Mar. 31, 2022
Stockholders' Equity [Abstract]
Shareholders' equity
17. Shareholders’ equity:
The following table presents changes in shares of the Company’s common stock outstanding for the years ended March 31, 2020, 2021 and 2022.

	Number of Shares
	Year ended March 31
	2020	2021	2022
Common stock outstanding at beginning of year	3,310,800,799	3,038,587,493	3,063,155,434
Decrease of common stock by cancellation of treasury stock	—	(260,000,000)	—
Common stock held in treasury:
Repurchases of common stock	(299,381,781)	(20,129)	(80,020,237)
Sales of common stock	390	353	345
Common stock issued to employees	27,168,085	24,587,717	34,682,592
Cancellation of treasury stock	—	260,000,000	—
Other net change in treasury stock	—	—	(14,122)

Common stock outstanding at end of year	3,038,587,493	3,063,155,434	3,017,804,012

The amount available for dividends and acquisition of treasury stock is subject to restrictions imposed by the Companies Act. Additional paid-in
capital and retained earnings include amounts which the Companies Act prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2020, 2021 and 2022, the amounts available for distributions were ¥1,297,560 million, ¥1,232,753 million and ¥1,315,738 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in these consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act.
Dividends on the Company’s common stock per share for the years ended March 31, 2020, 2021 and 2022 were ¥20.0, ¥35.0 and ¥22.0, respectively.
During the year ended March 31, 2021, due to the cancellation of treasury stock on December 1, 2020, total number of issued shares and treasury stock decreased by 260,000,000 shares, respectively.
On June 18, 2019, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article
459-1
of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to
300,000,000
shares, (b) total value of shares authorized for repurchase is up to ¥
150,000
 million and (c) the share buyback will run from
June 19, 2019
to
March 31, 2020
. Under this repurchase program, the Company repurchased
299,362,300
shares of common stock at a cost of ¥
150,000
 million.
On October 29, 2021, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article
459-1
of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 80,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥50,000 million and (c) the share buyback will run from November 16, 2021 to March 31, 2022. Under this repurchase program, the Company repurchased 80,000,000 shares of common stock at a cost of ¥39,639 million.
In addition to the above, the change in common stock held in treasury includes the change in common stock issued to employees under stock-based compensation plans, common stock held by affiliated companies, common stock sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity
(adding-to-holdings
requests) or common stock acquired to create round lots or eliminate odd lots.
Subsequent Events
On April 26, 2022, the board of directors approved a resolution to set up a share buyback program, pursuant to the Company’s articles of incorporation set out in accordance with Article 459-1 of the Companies Act as follows: (a) total number of shares authorized for repurchase is up to 50,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥30 billion and (c) the share buyback program will run from May 17, 2022, to March 31, 2023 (excluding the ten business days following the announcement of quarterly operating results).